NET LOSS PER SHARE - Summary of shares excluded from the computation of diluted loss per share (Details) - shares	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Series Preferred Stock, Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	43,472,083	43,568,655	43,427,083	37,455,276	36,499,925
Common Stock Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	37,607	37,607	37,607	37,607	37,607
Preferred Stock Warrants, Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	1,378,672	1,251,679	1,251,679	1,251,679	1,251,679
Common Stock Options, Outstanding
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Shares excluded from the computation of diluted loss per share, as their effect would be anti-dilutive	5,667,370	7,103,988	7,043,875	8,079,462	4,549,452